Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Deposits	$ 54	$ 68	$ 68	$ 60
Grant receivable		50	50	315
Salary deposit	65	51	51	24
Value added tax (“VAT”) receivable	312	166	166	406
Other	1
Net other current assets	$ 432	$ 335	$ 335	$ 821